Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits	$ 91,466		$ 106,073
Current portion of long-term debt and short-term debt	(366,791)		(703,170)
Long-term interest-bearing debt - non-current portion	(1,015,486)		(920,130)
Total liabilities	(1,556,002)		(2,770,378)
Interest expense	11,435	$ 16,568
Current assets	1,125,394		925,597
Current liabilities	(448,329)		(1,307,221)
Total operating revenues	140,165	131,105
Realized and unrealized gain on oil and gas derivative instruments	447,257	84,165
Continuing Operations
Variable Interest Entity [Line Items]
Net debt repayments	(502,549)	(53,351)
Net debt receipts	256,000	111,513
Financing costs paid	(7,127)	(3,426)
Total operating revenues	140,165	131,105
Proceeds from subscription of equity interest in Gimi MS	11,270	12,812
Discontinued Operations
Variable Interest Entity [Line Items]
Net debt repayments	(158,000)	(49,620)
Net debt receipts	0	9,850
Financing costs paid	(280)	(350)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term deposits	16,735		16,523
Current portion of long-term debt and short-term debt	(359,572)		(380,554)
Long-term interest-bearing debt - non-current portion	(186,808)		(216,313)
Total liabilities	(546,380)		(596,867)
Variable Interest Entity, Primary Beneficiary | Continuing Operations
Variable Interest Entity [Line Items]
Interest expense	2,878	2,752
Net debt repayments	(50,570)	(49,704)
Net debt receipts	0	1,513
Variable Interest Entity, Primary Beneficiary | Discontinued Operations
Variable Interest Entity [Line Items]
Interest expense	3,814	10,976
Net debt repayments	0	(44,149)
Net debt receipts	0	9,850
Financing costs paid	0	(350)
Hilli LLC | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net debt repayments	(50,570)	(49,704)
Net debt receipts	0	1,513
Current assets	105,809		157,643
Non-current assets	1,693,094		1,280,217
Current liabilities	(394,467)		(444,352)
Non-current liabilities	(242,814)		(270,371)
Realized and unrealized gain on oil and gas derivative instruments	447,257	84,165
Cash dividends paid	(25,305)	(16,702)
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net debt receipts	125,000	110,000
Financing costs paid	(2,080)	(3,259)
Current assets	235		7,107
Non-current assets	1,093,723		877,835
Current liabilities	(18,340)		(18,127)
Non-current liabilities	(515,236)		$ (389,244)
Additions to asset under development	175,230	168,392
Proceeds from subscription of equity interest in Gimi MS	11,270	12,812
Liquefaction services revenue
Variable Interest Entity [Line Items]
Total operating revenues	123,421	110,134
Liquefaction services revenue | Hilli LLC | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total operating revenues	$ 123,421	$ 110,134